U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,825	$ 7,963	$ 4,959
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	6,790	2,428	(1,058)
Net cash provided by operating activities	21,119	9,870	3,716
Investing Activities
Other, net	(5,392)	664	(80)
Net cash provided by (used in) investing activities	7,500	(57,487)	(15,440)
Financing Activities
Net decrease in short-term borrowings	15,213	30	(11,957)
Proceeds from issuance of long-term debt	8,732	2,626	14,501
Principal payments or redemption of long-term debt	(6,926)	(11,432)	(14,476)
Proceeds from issuance of preferred stock	437	2,221	486
Proceeds from issuance of common stock	21	43	15
Repurchase of preferred stock	(1,100)	(1,250)
Repurchase of common stock	(69)	(1,555)	(1,672)
Cash dividends paid on preferred stock	(299)	(308)	(300)
Cash dividends paid on common stock	(2,776)	(2,579)	(2,552)
Net cash (used in) provided by financing activities	(3,982)	13,942	51,899
Change in cash and due from banks	24,637	(33,675)	40,175
Cash and due from banks at beginning of period	28,905
Cash and due from banks at end of period	53,542	28,905
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	5,825	7,963	4,959
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(1,349)	(1,252)	(3,673)
Other, net	(398)	(85)	907
Net cash provided by operating activities	4,078	6,626	2,193
Investing Activities
Proceeds from sales and maturities of investment securities	423	200	258
Investments in subsidiaries	(5,030)
Net decrease in short-term advances to subsidiaries	557	411	347
Long-term advances to subsidiaries	(2,000)	(7,000)
Principal collected on long-term advances to subsidiaries	2,500	1,250
Cash paid for acquisition	(5,500)
Other, net	(173)	(269)	379
Net cash provided by (used in) investing activities	(9,223)	(5,408)	984
Financing Activities
Net decrease in short-term borrowings			(8)
Proceeds from issuance of long-term debt	8,150	1,300	2,750
Principal payments or redemption of long-term debt	(2,300)	(3,000)	(1,200)
Proceeds from issuance of preferred stock	437	2,221	486
Proceeds from issuance of common stock	21	43	15
Repurchase of preferred stock	(1,100)	(1,250)
Repurchase of common stock	(69)	(1,555)	(1,672)
Cash dividends paid on preferred stock	(299)	(308)	(300)
Cash dividends paid on common stock	(2,776)	(2,579)	(2,552)
Net cash (used in) provided by financing activities	2,064	(5,128)	(2,481)
Change in cash and due from banks	(3,081)	(3,910)	696
Cash and due from banks at beginning of period	8,369	12,279	11,583
Cash and due from banks at end of period	$ 5,288	$ 8,369	$ 12,279